Loans and advances to customers - Summary of loans and advances to customers by subordination (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and advances to customers [Table]
Loans and advances to customers	€ 625,122	€ 593,970
Loans and advances to customers [member]
Disclosure of loans and advances to customers [Table]
Loans and advances to customers	625,122	593,970
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [Table]
Loans and advances to customers	624,962	593,871
Subordinated [member] | Loans and advances to customers [member]
Disclosure of loans and advances to customers [Table]
Loans and advances to customers	€ 160	€ 99